Time Deposit Maturities - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Maturities of Time Deposits [Abstract]
2019	$ 2,794,861
2020	690,119
2021	130,454
2022	396,340
2023	75,270
2024 and after	18,733
Total	$ 4,105,777